Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
Federal	$ 7,126	$ 6,826	$ 6,007
State	1,093	1,564	1,026
Total	8,219	8,390	7,033
Deferred tax expense (benefit)	4,170	305	(190)
Income tax expense	12,389	8,695	6,843
Deferred tax assets:
Allowance for loan losses	4,102	5,845	6,068
Depreciation	0	268	280
Supplemental Executive Retirement Plan (SERP)	1,216	1,511	1,343
OREO writedowns	1,359	1,839	1,894
OTTI write down on securities	0	65	65
Nonaccrued interest	686	1,806	2,048
Partnership Income	0	76	71
Non-qualified stock options	26	25	0
Write-down on partnership investment	120	181	0
Unrealized loss	50	233	110
Accrued bonus	3	0	0
Deferred tax assets	7,562	11,849	11,879
Valuation allowance	(120)	(181)	0
Deferred tax Liabilities:
Depreciation	(173)	0	0
Partnership Income	(19)	0	0
Deferred loan costs	(830)	(922)	(951)
Net deferred tax asset	6,420	10,746	10,928
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	8,480	9,397	6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	852	1,009	854
Non-controlling interest	11	(147)	(423)
Tax exempt income	(34)	(32)	(31)
BOLI	(228)	(246)	(121)
Stock compensation	(18)	0	0
Nondeductible expenses	3	1	4
Tax credit	0	(1,532)	0
Increase in Valuation reserve	0	164	0
Impact of Federal Tax Reform	3,204	0	0
Other	119	81	173
Income tax expense	$ 12,389	$ 8,695	$ 6,843